Common and preferred shares and other equity instruments - Schedule of Common Shares Purchased and Cancelled under Previously Expired NCIB (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2018
Common shares [member]
Disclosure of classes of share capital [line items]
Share repurchase, average price per share	$ 106.03	$ 119.22